--------------------------------------------------------------------------------
                               SEMIANNUAL REPORT
--------------------------------------------------------------------------------

[logo](R)
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)

--------------------------------------------------------------------------------


                             NEW ENGLAND GROWTH FUND

--------------------------------------------------------------------------------
JUNE 30, 1997
--------------------------------------------------------------------------------

                                                                    AUGUST 1997
-------------------------------------------------------------------------------
DEAR NEW ENGLAND FUNDS SHAREHOLDER,

[Photo of Henry L.P. Schmelzer]

Spurred by bright economic prospects, the broader U.S. stock market continued its record run during the first half of the year, experiencing only short-lived setbacks along the way. These fresh gains come on top of significant increases in 1995 and 1996, leaving many investors wary of what might come next. Bond markets, meanwhile, contended with some volatility in interest rates, but have been relatively stable this year.

Building a portfolio for variable markets
Investors should not abandon well-conceived financial programs for fear of a down market. Whether today's market levels are excessive -- only hindsight will tell. So you should remain patient and realistic, alert to the possibility of periodic market declines. Consultation with your financial representative should be a regular part of your planning. Your representative can help you take prudent steps to adjust your portfolio, whatever the next trend may bring.


Strategic initiatives deliver shareholder benefits
Four years ago New England Funds embarked on a new strategic direction. Expressed in our corporate slogan Where The Best Minds Meet(R), this new thrust has meant improved performance for many of our funds, award-winning service and a host of behind-the-scenes enhancements designed to help our shareholders and their financial representatives.

Our sights, like yours, are focused on the long term. At the same time, we work to enhance service every day. We also keep a disciplined eye on the performance that each fund manager achieves. Through these persistent efforts we're convinced we'll merit your continued commitment and loyalty. Thank you for your confidence in New England Funds.

Sincerely,

/s/ Henry L.P. Schmelzer

Henry L.P. Schmelzer, President

--------------------------------------------------------------------------------
                             NEW ENGLAND GROWTH FUND
--------------------------------------------------------------------------------

                                      AWARD WINNING SERVICE -- TWO YEARS RUNNING
--------------------------------------------------------------------------------

---------------------    For two years running we're proud to announce that
        DALBAR,          an independent evaluator of mutual fund service,
        QUALITY          has awarded New England Funds its Quality
    TESTED SERVICE       Tested Service Seal for "providing the highest
         1996            tier of service excellence in the mutual fund
---------------------    industry." New England Funds is one of just three
        DALBAR           mutual fund companies to earn this distinction in
HONORS COMMITMENT TO:    each of the last two years -- another reason why
      INVESTORS          we are becoming known as the mutual fund company
---------------------    Where The Best Minds Meet.



                                        INVESTMENT RESULTS THROUGH JUNE 30, 1997
--------------------------------------------------------------------------------

Putting Performance in Perspective
The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

 See next page [symbol - hand pointing right]

--------------------------------------------------------------------------------
                             NEW ENGLAND GROWTH FUND
--------------------------------------------------------------------------------

[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares since 6/30/82, compared to the S&P 500. The data points from the graph are as follows:]


                 A $10,000 INVESTMENT IN NEW ENGLAND GROWTH FUND
--------------------------------------------------------------------------------

              Net Asset     With Maximum       S&P         Lipper Growth
               Value(1)    Sales Charge(2)    500(3)        Fund Average(4)

6/30/82        $10,000        $ 9,425        $10,000           $10,000
6/83           $20,483        $19,305        $16,092           $17,068
6/84           $15,807        $14,898        $15,342           $14,564
6/85           $20,843        $19,644        $20,074           $18,004
6/86           $28,913        $27,251        $27,234           $23,949
6/87           $36,300        $34,213        $34,080           $27,417
6/88           $33,592        $31,661        $31,712           $25,703
6/89           $36,024        $33,953        $38,194           $29,803
6/90           $44,469        $41,912        $44,454           $33,886
6/91           $50,183        $47,297        $47,738           $35,601
6/92           $59,040        $55,645        $54,116           $39,880
6/93           $63,686        $60,025        $61,460           $46,289
6/94           $64,209        $60,517        $62,339           $46,738
6/95           $80,710        $76,070        $78,541           $57,142
6/96           $92,034        $86,742        $98,906           $69,827
6/97          $125,626       $118,403       $133,157           $86,557


This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. All Index and Fund performance assumes reinvested distributions.

  NOTES TO CHARTS

* Returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.

(2) With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 5.75% at the time of purchase.

(3) Standard & Poor's 500 Index(R) (S&P 500) is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. An index cannot be purchased directly.

(4) Lipper Growth Fund Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

(5) Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 5% sales charge is applied to a redemption of Class B shares. The charge will decrease over time, declining to zero six years after the purchase of shares.

--------------------------------------------------------------------------------
NEW ENGLAND GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 6/30/97*
--------------------------------------------------------------------------------

  CLASS A                        YTD     1 YEAR  5 YEARS  10 YEARS   15 YEARS

 Net Asset Value(1)             18.92%   36.50%   6.30%    13.22%     18.38%

 With Max. Sales Charge(2)      12.07    28.63   14.94     12.55      17.91

 Standard & Poor's 500(3)       20.59    34.63   19.73     14.60      18.84

 Lipper Growth Fund Avg.(4)     14.28    23.96   16.89     12.72      16.02

--------------------------------------------------------------------------------

  CLASS B (Inception 3/1/97)    SINCE INCEPTION

 Net Asset Value(1)                  10.58%

 With CDSC(5)                         5.58

 Standard & Poor's 500(3)            12.95

 Lipper Growth Fund Avg.(4)          10.35

-------------------------------------------------------------------------------------------------
                             NET ASSET VALUE(1) ANNUAL TOTAL RETURNS*
-------------------------------------------------------------------------------------------------
                                        6/30/87 -- 6/30/97
-------------------------------------------------------------------------------------------------
                       6/88   6/89    6/90    6/91    6/92   6/93    6/94   6/95   6/96    6/97
-------------------------------------------------------------------------------------------------
N. E. GROWTH FUND
   (Class A)          -7.46%  7.24%  23.44%  12.85%  17.65%  7.87%  0.82%  25.70%  14.03%  36.50%
-------------------------------------------------------------------------------------------------
Lipper Growth Avg.(4) -5.36% 17.27%  15.50%   6.08%  13.09% 16.49%  1.43%  22.90%  22.17%  24.07%
-------------------------------------------------------------------------------------------------
S&P 500(3)            -6.95% 20.44%  16.39%   7.39%  13.36% 13.57%  1.43%  25.99%  25.93%  34.63%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             NEW ENGLAND GROWTH FUND
--------------------------------------------------------------------------------
                 QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGER
--------------------------------------------------------------------------------

[Photo of G. Kenneth Heebner]


G. Kenneth Heebner
Capital Growth Management

Q. How did New England Growth Fund perform for the first six months of 1997?

The first half of 1997 provided an optimal investment scenario for New England Growth Fund: a strong economy, low inflation and a stable interest rate environment. The Fund returned 18.92% on Class a shares at net asset value (NAV) during the first half of 1997. This return compares favorably to the average growth fund total return of 14.28%, As tracked by Lipper Analytical Services. For the first time, the Fund offered Class B shares, which returned 10.58% At NAV since their inception on March 1.

Q. How did you manage the Fund during the period?

The success of New England Growth Fund over the years is due in large part to a continued commitment to quality, long-term investments in well-established companies that are reasonably priced. During the first half of 1997, we continued to invest in these types of companies -- with modest valuations and strong prospects for growth.

The industry concentration focused mainly in the areas of insurance, computers and pharmaceuticals. Notable among the strong performers were American International Group, Allstate and Eli Lilly. We remained fully invested, concentrating in companies which provided significant opportunities for appreciation.

As the market reached new highs, we kept watch on price-to-earnings ratios, which help indicate how much we pay for a company's earnings power. Many stocks in the Fund featured lower price-to-earnings ratios than that of the market -- giving us room to grow, even with market peaks, and cushioning us somewhat from possible declines. Consequently, New England Growth Fund is in a good position to take full advantage of the overall market's continued strength.

Q. What is your economic outlook for the second half of 1997?

For the second half of 1997, we anticipate moderate economic growth with relatively low inflation. And, after a one-quarter percent interest rate increase in March, the Federal Reserve seems content to maintain a stable interest rate environment. We feel that these factors should provide the basis for a favorable investment climate.

Accordingly, we will continue to invest in growth companies at reasonable prices with a long-term investment horizon in mind. We further believe that our strategy of carefully selecting the companies we invest in and focusing on a long view of performance will compensate for any periodic bursts of market volatility along the way.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Investments as of June 30, 1997
(unaudited)

COMMON STOCKS--99.2% OF TOTAL NET ASSETS

    SHARES   DESCRIPTION                                                     VALUE (a)
------------------------------------------------------------------------------------------
             AUTOMOTIVE & RELATED--3.0%
    280,000  Volkswagen AG (ADR) (d)  ..............................       $   42,560,000
                                                                           --------------
             BEVERAGES & TOBACCO--9.4%
  1,585,000  Anheuser-Busch Companies, Inc.  .......................           66,470,938
  1,569,000  Philip Morris Companies, Inc.  ........................           69,624,375
                                                                           --------------
                                                                              136,095,313
                                                                           --------------
             COMPUTER SOFTWARE & SERVICES--18.8%
    709,000  Compaq Computer Corp. (c)  ............................           70,368,250
    782,000  Computer Sciences Corp. (c)  ..........................           56,401,750
    601,000  Dell Computer Corp. (c)  ..............................           70,579,937
    584,000  Microsoft Corp. (c)  ..................................           73,803,000
                                                                           --------------
                                                                              271,152,937
                                                                           --------------
             DRUGS & HEALTH CARE--14.0%
    764,000  Eli Lilly & Co.  ......................................           83,514,750
    221,000  Pfizer, Inc.  .........................................           26,409,500
    737,000  Warner-Lambert Co.  ...................................           91,572,250
                                                                           --------------
                                                                              201,496,500
                                                                           --------------
             FOOD - RETAILERS/WHOLESALERS--6.8%
  1,245,000  Hershey Foods Corp.  ..................................           68,864,062
    445,000  Nestle S.A. (ADR) (d)  ................................           29,592,500
                                                                           --------------
                                                                               98,456,562
                                                                           --------------
             HOUSEHOLD PRODUCTS--3.6%
    395,000  Clorox Co.  ...........................................           52,140,000
                                                                           --------------
             INSURANCE--17.7%
    679,000  Aetna, Inc.  ..........................................           69,512,625
  1,240,000  Allstate Corp.  .......................................           90,520,000
    640,300  American International Group, Inc. (c)  ...............           95,644,812
                                                                           --------------
                                                                              255,677,437
                                                                           ------------
             MACHINERY--10.0%
    665,000  Caterpillar, Inc.  ....................................           71,404,375
  1,313,000  Deere & Co.  ..........................................           72,050,875
                                                                           --------------
                                                                              143,455,250
                                                                           --------------
             OFFICE EQUIPMENT & SUPPLIES--4.8%
    775,000  International Business Machines  ......................           69,895,313
                                                                           --------------
             OIL SERVICES--6.1%
    555,000  Halliburton Co.  ......................................           43,983,750
    352,000  Schlumberger, Ltd.  ...................................           44,000,000
                                                                           --------------
                                                                               87,983,750
                                                                           --------------
             TELECOMMUNICATION--5.0%
    475,000  Telebras (ADR) (d)  ...................................           72,081,250
                                                                           --------------
             Total Common Stocks (Identified Cost $1,160,100,572)  .        1,430,994,312
                                                                           --------------

SHORT TERM INVESTMENT--0.6%

       FACE
      AMOUNT
----------------------------------------------------------------------------------------
$7,680,000  Chevron Oil Finance Co., 5.800%, 7/01/97 ..............            7,680,000
                                                                          --------------
            Total Short Term Investment (Identified Cost
            $7,680,000) ...........................................            7,680,000
                                                                          --------------
            Total Investments--99.8% (Identified Cost
            $1,167,780,572) (b) ...................................        1,438,674,312
            Other assets less liabilities  ........................            3,387,954
                                                                          --------------
            Total Net Assets--100% ................................       $1,442,062,266
                                                                          ==============
(a)        See Note 1a.
(b)        Federal Tax Information:
           At June 30, 1997 the net unrealized appreciation on investments based on cost of $1,167,780,572 for federal income tax purposes was as follows:
           Aggregate gross unrealized appreciation for all investments in which there is
             an excess of value over tax cost ..........................................      $276,481,479
           Aggregate gross unrealized depreciation for all investments in which there is
             an excess of tax cost over value ..........................................        (5,587,739)
                                                                                               -----------
           Net unrealized appreciation .................................................      $270,893,740
                                                                                              ============
(c)        Non-income producing security.
(d)        An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described.
           The value of ADR's are significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
June 30, 1997
(unaudited)

ASSETS
  Investments at value ...................................                           $1,438,674,312
  Cash ...................................................                                    3,658

  Receivable for:
    Fund shares sold .....................................                                2,375,077
    Securities sold ......................................                                8,190,286
    Dividends and interest ...............................                                1,606,033
    Foreign taxes ........................................                                   43,284
    Miscellaneous ........................................                                    5,990
  Prepaid registration expense ...........................                                   22,500
                                                                                     --------------
                                                                                      1,450,921,140
LIABILITIES
  Payable for:
    Securities purchased .................................      $4,466,005
    Fund shares redeemed .................................       3,283,010
    Withholding taxes ....................................          36,926
  Accrued expenses:
    Management fees ......................................         804,389
    Deferred trustees' fees ..............................          95,499
    Accounting and administrative ........................          17,955
    Other expenses .......................................         155,090
                                                                ----------
                                                                                          8,858,874
                                                                                     --------------
NET ASSETS ...............................................                           $1,442,062,266
                                                                                     ==============
  Net Assets consist of:
    Capital paid in ......................................                           $  881,060,213
    Undistributed net investment income ..................                                2,644,416
    Accumulated net realized gains .......................                              287,463,897
    Unrealized appreciation on investments ...............                              270,893,740
                                                                                     --------------
NET ASSETS ...............................................                           $1,442,062,266
                                                                                     ==============
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
  ($1,435,732,975 divided by 103,795,550 shares of
  beneficial interest) ...................................                                   $13.83
                                                                                             ======
Offering price per share ( 100/94.25 of $13.83) ..........                                   $14.67*
                                                                                             ======
Net asset value and redemption price of Class B shares
  ($6,329,291 divided by 458,900 shares of  beneficial
  interest) ..............................................                                   $13.79**
                                                                                             ======
Identified cost of investments ...........................                           $1,167,780,572
                                                                                     ==============
 *Based upon single purchases of less than $50,000.
  Reduced sales charges apply for purchases in excess of this amount.
**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 1997
(unaudited)

INVESTMENT INCOME
  Dividends ..............................................                          $  10,255,093 (a)
  Interest ...............................................                                242,912
                                                                                    -------------
                                                                                       10,498,005
  Expenses

    Management fees ......................................      $4,622,253
    Service fees - Class A ...............................       1,708,617
    Service and distribution fees - Class B ..............           9,670
    Trustees' fees and expenses ..........................          10,847
    Accounting and administrative ........................         106,824
    Custodian ............................................         101,061
    Transfer agent .......................................       1,152,700
    Audit and tax services ...............................          16,000
    Legal ................................................           9,962
    Printing .............................................          87,863
    Registration .........................................          22,777
    Miscellaneous ........................................          17,902
                                                                ----------
  Total expenses .........................................                              7,866,476
                                                                                     ------------
  Net investment income ..................................                              2,631,529
                                                                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Realized gain on Investments - net .....................                            244,376,575
  Unrealized depreciation on Investments - net ...........                             (8,618,313)
                                                                                     ------------
  Net gain on investment transactions ....................                            235,758,262
                                                                                     ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...............                           $238,389,791
                                                                                     ============

(a) Net of foreign taxes of: $112,727.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      SIX MONTHS
                                                             YEAR ENDED                 ENDED
                                                            DECEMBER 31,               JUNE 30,
                                                                1996                     1997
                                                         ------------------       ------------------

FROM OPERATIONS
  Net investment income ...............................      $    4,079,560           $    2,631,529
  Net realized gain on investments ....................         115,816,541              244,376,575
  Unrealized appreciation (depreciation)
    on investments ....................................         115,368,685               (8,618,313)
                                                             --------------           --------------
  Increase in net assets from operations ..............         235,264,786              238,389,791
                                                             --------------           --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ...............................          (4,046,753)                       0
  Net realized gain on investments ....................        (105,301,576)                       0
                                                             --------------           --------------
                                                               (109,348,329)                       0
                                                             --------------           --------------
  Decrease in net assets derived from capital share
    transactions ......................................         (30,485,091)             (92,869,282)
                                                             --------------           --------------
  Total increase in net assets ........................          95,431,366              145,520,509
NET ASSETS
  Beginning of the period .............................       1,201,110,391            1,296,541,757
                                                             --------------           --------------
  End of the period ...................................      $1,296,541,757           $1,442,062,266
                                                             ==============           ==============
UNDISTRIBUTED NET INVESTMENT INCOME
  Beginning of the period .............................      $            0           $       12,887
                                                             ==============           ==============
  End of the period ...................................      $       12,887           $    2,644,416
                                                             ==============           ==============

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(unaudited)

                                                                     CLASS A                                        CLASS B
                                            ---------------------------------------------------------------------  --------
                                                                                                                   MARCH 1,
                                                                                                       SIX MONTHS  1997(a)
                                                            YEAR ENDED DECEMBER 31,                       ENDED    THROUGH
                                            -------------------------------------------------------      JUNE 30,   JUNE 30,
                                               1992       1993       1994        1995         1996        1997       1997
                                               ----       ----       ----        ----         ----        ----       ----
Net Asset Value, Beginning of Period ...    $ 11.19     $ 10.08     $ 10.44     $  8.87     $ 10.55     $ 11.63     $ 12.47
                                            -------     -------     -------     -------     -------     -------     -------
Income From Investment Operations
Net Investment Income (Loss) ...........       0.09        0.02        0.11        0.05        0.04        0.03       (0.01)
Net Realized and Unrealized Gain (Loss)
  on Investments .......................      (0.83)       1.12       (0.84)       3.30        2.07        2.17        1.33
                                            -------     -------     -------     -------     -------     -------     -------
Total From Investment Operations .......      (0.74)       1.14       (0.73)       3.35        2.11        2.20        1.32
                                            -------     -------     -------     -------     -------     -------     -------
Less Distributions
Dividends From Net Investment Income ...      (0.09)      (0.01)      (0.11)      (0.05)      (0.04)       0.00        0.00
Distributions From Net Realized
  Capital Gains ........................      (0.28)      (0.77)      (0.73)      (1.62)      (0.99)       0.00        0.00
                                            -------     -------     -------     -------     -------     -------     -------
Total Distributions ....................      (0.37)      (0.78)      (0.84)      (1.67)      (1.03)       0.00        0.00
                                            -------     -------     -------     -------     -------     -------     -------
Net Asset Value, End of Period .........    $ 10.08     $ 10.44     $  8.87     $ 10.55     $ 11.63     $ 13.83     $ 13.79
                                            =======     =======     =======     =======     =======     =======     =======
Total Return (%)(b) ....................       (6.6)       11.3        (7.1)       38.1        20.9        18.9        10.6

Ratio of Operating Expenses to
  Average Net Assets (%) ...............       1.15        1.18        1.19        1.20        1.18        1.15(c)     1.90(c)

Ratio of Net Investment Income to
  Average Net Assets (%) ...............       0.89        0.16        1.05        0.42        0.33        0.39(c)    (0.36)(c)

Portfolio Turnover Rate (%) ............        218         145         141         235         199         231(c)      231(c)

Average Commission Rate (d) ............        --          --          --          --      $0.0668     $0.0692     $0.0692

Net Assets, End of Period (000,000) ....    $ 1,174     $ 1,201     $   988     $ 1,201     $ 1,297     $ 1,436     $     6

(a) Commencement of operations.
(b) A sales charge in the case of Class A shares and a contingent deferred sales charge in the case of Class B are not reflected in total return calculations. Periods less than one year are not annualized.
(c) Computed on an annualized basis.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades upon which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                     See accompanying notes to financials.

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 1997
(unaudited)

1. The Fund is a Series of New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers both Class A and Class B shares. The Fund commenced its public offering of Class B shares on March 1, 1997. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Expenses of the Fund are borne pro-rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION.   Equity securities are valued on the basis of
valuations furnished by a pricing service, authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME.   Security
transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income for the Fund is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. FEDERAL INCOME TAXES.   The Fund intends to meet the requirements of the
Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS.   Dividends and distributions
are recorded on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences will result in reclassification to the capital accounts.

E. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the Fund for the six months ended June 30, 1997 were $1,566,637,765 and $1,649,239,465 respectively.

3A.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES.   During the six
months ended June 30, 1997, the Fund incurred management fees payable to its investment adviser, Capital Growth Management Limited Partnership ("Capital Growth Management"). Capital Growth Management is a subsidiary of New England Investment Companies, L.P., ("NEIC") which is a subsidiary of Metropolitan Life Insurance Company ("Met Life"). The management agreement in effect during the six months ended June 30, 1997 provided for fees as set forth below:

       EARNED          ANNUAL PERCENTAGE RATE  ANNUAL NET ASSET VALUE LEVELS
       ------          ----------------------  -----------------------------
     $4,622,253                0.750%          the first $200 million
                               0.700%          the next $300 million
                               0.650%          the excess over $500 million

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds, L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of NEIC and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and related clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and
(iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the six months ended June 30, 1997 these expenses amounted to $106,824 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent for the Fund. For the six months ended June 30, 1997, the Fund paid New England Funds $825,664 as compensation for its services in that capacity.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and a Service and Distribution Plan relating to the Fund's Class B shares (the "Class B Plan").

Under the Class A Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1997, the Fund paid New England Funds $1,708,617 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward into 1997 is $2,030,882.

Under the Class B Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1997, the Fund paid New England Funds $2,417 in service fees under the Class B Plan.

Also under the Class B Plan, the Fund pays New England Funds a monthly distribution fee at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealer, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B shares. For the six months ended June 30, 1997, the Fund paid New England Funds $7,253 in distribution fees under the Class B Plan.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the six months ended June 30, 1997 amounted to $1,139,774.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

     Annual Retainer                             $1,987
     Meeting Fee                                 $114/meeting
     Committee Meeting Fee                       $68/meeting
     Committee Chairman Retainer                 $545/year

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund on the normal payment date.

4. CAPITAL SHARES. At June 30, 1997 there was an unlimited number of shares of beneficial interest authorized, divided into two classes, Class A and Class B capital stock. Transactions in capital shares were as follows:

                                               YEAR ENDED                         MARCH 1, 1997(a)
                                           DECEMBER 31, 1996                   THROUGH JUNE 30, 1997
                                  -----------------------------------   -----------------------------------
CLASS A                                SHARES             AMOUNT             SHARES             AMOUNT
                                  ---------------   -----------------   ---------------   -----------------
Shares sold ....................        7,705,776       $  84,912,937         3,859,918       $  49,026,087
Shares issued in connection with the
  reinvestment of:
  Dividends from net investment
    income .....................          333,501           3,941,982                 0                   0
  Distributions from net
    realized gain ..............        9,546,850         102,695,795                 0                   0
                                      -----------       -------------       -----------       -------------
                                       17,586,127         191,550,714         3,859,918          49,026,087
Shares repurchased .............      (20,016,487)       (222,035,805)      (11,514,307)       (147,755,138)
                                      -----------       -------------       -----------       -------------
Net decrease ...................       (2,430,360)      $ (30,485,091)       (7,654,389)      $ (98,729,051)
                                      -----------       -------------       -----------       -------------

                                               YEAR ENDED                         MARCH 1, 1997(a)
                                           DECEMBER 31, 1996                   THROUGH JUNE 30, 1997
                                  -----------------------------------   -----------------------------------
CLASS B                                SHARES             AMOUNT             SHARES             AMOUNT
                                  ---------------   -----------------   ---------------   -----------------
Shares sold ....................                0       $           0           462,251       $   5,903,034
Shares repurchased .............                0                   0            (3,351)            (43,265)
                                       ----------       -------------        ----------       -------------
Net increase ...................                0                   0           458,900           5,859,769
                                       ----------       -------------        ----------       -------------

Decrease derived from capital
  shares transactions ..........       (2,430,360)      $ (30,485,091)       (7,195,489)      $ (92,869,282)
                                       ==========       =============        ==========       =============

(a) Commencement of operations.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          NEW ENGLAND BALANCED FUND
                            NEW ENGLAND VALUE FUND
                       SUPPLEMENT DATED AUGUST 1, 1997
  TO NEW ENGLAND STOCK FUNDS CLASSES A, B AND C PROSPECTUS DATED MAY 1, 1997
                AND NEW ENGLAND STOCK FUNDS CLASS Y PROSPECTUS
              DATED MAY 1, 1997 (AS SUPPLEMENTED JULY 28, 1997)

THE FOLLOWING INFORMATION SUPPLEMENTS THE SECOND PARAGRAPH IN THE "FUND MANAGEMENT" SECTION:

Carol C. McMurtrie, Tricia H. Mills and (beginning in August 1997) Roderic Dillon are the portfolio managers of the Value Fund. Ms. McMurtrie and Ms. Mills have served in that capacity since 1993. Ms. McMurtrie, Ms. Mills and (beginning in August 1997) Mr. Dillon are also the portfolio managers of the equity portion of the Balanced Fund and are responsible for allocating the assets of the Balanced Fund between equity and fixed-income securities. Ms. McMurtrie and Ms. Mills have served in these capacities since July 1997. The portfolio management team for the fixed-income portion of the Balanced Fund consists of Meri Ann Beck, John Hyll and Barr Segal, who have had portfolio management responsibility for the Fund's fixed-income investments since 1990, 1994 and 1996, respectively. Messrs. Dillon, Hyll and Segal are Vice Presidents of Loomis Sayles. Mr. Hyll has been employed by Loomis Sayles for more than five years. Mr. Segal was a Senior Portfolio Manager at TCW Group before joining Loomis Sayles in 1996. Mr. Dillon rejoins Loomis Sayles in August 1997 following several years as principal of Dillon Capital Management.

--------------------------------------------------------------------------------
                                NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                                   STOCK FUNDS
                               Star Small Cap Fund
                                   Growth Fund
                               Star Advisers Fund
                               Capital Growth Fund
                            Growth Opportunities Fund
                                   Value Fund
                                  Balanced Fund

                            INTERNATIONAL STOCK FUNDS
                            International Equity Fund
                               Star Worldwide Fund

                                   BOND FUNDS
                                High Income Fund
                              Strategic Income Fund
                                Bond Income Fund
                           Government Securities Fund
                        Limited Term U.S. Government Fund
                      Adjustable Rate U.S. Government Fund

                                TAX EXEMPT FUNDS
                              Municipal Income Fund
                       Massachusetts Tax Free Income Fund
                  Intermediate Term Tax Free Fund of California
                   Intermediate Term Tax Free Fund of New York

                               MONEY MARKET FUNDS
                              Cash Management Trust
                             -- Money Market Series
                            -- U.S. Government Series
                          Tax Exempt Money Market Trust

                    To learn more, and for a free prospectus,
                     contact your financial representative.

              Visit our World Wide Web site at www.mutualfunds.com

                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

   This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest.
    Investors are advised to read the prospectus carefully before investing.

                                                              --------------
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                                                              --------------


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